CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 53,616	¥ 62,053	¥ 111,654	¥ 109,027
Cumulative translation adjustments:
Cumulative translation adjustments	7,550	(13,794)	10,636	(95,129)
Deferred income taxes	(480)	1,204	(801)	5,882
Total	7,070	(12,590)	9,835	(89,247)
Defined benefit pension plans:
Pension liability adjustment	2,090	425	381	92
Deferred income taxes	(121)	(138)	(18)	(81)
Total	1,969	287	363	11
Non-trading securities:
Net unrealized gain (loss) on non-trading securities	(678)	(6,430)	1,487	(8,492)
Deferred income taxes	295	1,774	(179)	1,345
Total	(383)	(4,656)	1,308	(7,147)
Own credit adjustments:
Own credit adjustments	(4,593)	(1,840)	(10,670)	(19,093)
Deferred income taxes	120	(2)	1,331	2,920
Total	(4,473)	(1,842)	(9,339)	(16,173)
Total other comprehensive income (loss)	4,183	(18,801)	2,167	(112,556)
Comprehensive income (loss)	57,799	43,252	113,821	(3,529)
Less: Comprehensive income (loss) attributable to noncontrolling interests	1,452	(160)	3,182	(877)
Comprehensive income (loss) attributable to NHI shareholders	¥ 56,347	¥ 43,412	¥ 110,639	¥ (2,652)